Goodwill (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Hangzhou Snow Wolf Software Co Ltd USD ($)	Dec. 31, 2012 Hangzhou Snow Wolf Software Co Ltd CNY	Dec. 31, 2011 Hangzhou Snow Wolf Software Co Ltd CNY	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd CNY	Dec. 31, 2011 Beijing Julun Network Information Technology Co Ltd CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY
Goodwill [Line Items]
Goodwill	$ 15,941,317	99,316,001	22,201,960	$ 999,115	6,224,587	6,224,587	$ 2,564,545	15,977,373	15,977,373	$ 12,377,657	77,114,041